Note 17 - Operating Segments	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17
       Operating Segments

The Group's operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group's CEO reviews internal management reports on at least a quarterly basis. Zimbabwe and South Africa describe the operations of the Group's reportable segments. The Zimbabwe operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited and subsidiaries. The South Africa geographical segment comprises a gold mine, that is on care and maintenance (and now sold), as well as sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) responsible for administrative functions within the group are taken into consideration in the strategic decision-making process of the CEO and are therefore included in the disclosure below. Reconciling amounts do not
represent a separate segment. Information regarding the results of each reportable segment is included below. Performance is measured based on segment profit before income tax, as included in the internal management report that are reviewed by the Group's CEO. Segment profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Information about reportable segments

For the 6 months ended June 30, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	46,515	7,638	(7,638)	-	46,515
Royalties	(2,328)	-	-	-	(2,328)
Production costs	(22,241)	(6,502)	6,605	-	(22,138)
Depreciation	(2,499)	(43)	248	(20)	(2,314)
Other income	4,705	4	-	-	4,709
Other expenses	(1,410)	(112)	-	-	(1,522)
Administration expenses	(68)	(873)	-	(1,881)	(2,822)
Management fee	(1,279)	1,279	-	-	-
Cash-settled share-based payment expense	-	(19)	191	(1,118)	(946)
Net foreign exchange gain	3,746	(579)	-	542	3,709
Gold hedge fair value losses	-	-	-	(102)	(102)
Gold ETF fair value losses	-	(46)		-	(46)
Net finance costs	(298)	28	-	3	(267)
Dividends (paid)/ received	(2,198)	(1,202))	-	3,400	-
Profit before tax	22,645	(427)	(594)	824	22,448
Tax expense	(5,905)	(224)	(59)	(229)	(6,417)
Profit for the period	16,740	(651)	(653)	595	16,031

As at June 30, 2020	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts
Geographic segment assets:
Current (excluding intercompany)	22,665	6,165	(77)	6,093	34,846
Non-Current (excluding intercompany)	121,495	533	(2,746)	224	119,506
Expenditure on property, plant and equipment (Note 12)	8,655	12	(479)	-	8,188
Intercompany balances	14,962	5,214	(72,332)	52,156	-
Geographic segment liabilities:
Current (excluding intercompany)	(6,910)	(2,422)	-	(577)	(9,909)
Non-current (excluding intercompany)	(5,257)	-	152	(1,383)	(6,488)
Intercompany balances	-	(32,809)	72,332	(39,523)	-

For the 6 months ended June 30, 2019	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	32,440	6,092	(5,878)	(214)	32,440
Royalties	(1,683)	-	-	-	(1,683)
Production costs	(17,320)	(5,365)	5,345	-	(17,340)
Depreciation	(2,217)	(55)	172	-	(2,100)
Other income	2,036	2	-	-	2,038
Other expenses	(309)	-	-	-	(309)
Administration expenses	(54)	(955)	-	(1,696)	(2,705)
Management fee	(1,123)	1,123	-	-	-
Cash-settled share-based payment expense	(149)	(84)	-	(137)	(370)
Net foreign exchange gain	24,896	11	-	18	24,925
Profit on sale of subsidiary	-	-	-	5,409	5,409
Gold hedge fair value losses	-	-	-	(324)	(324)
Net finance costs	(62)	36	-	6	(20)
Profit before tax	36,455	805	(361)	3,062	39,961
Tax expense	(1,026)	(253)	23	(40)	(1,296)
Profit for the period	35,429	552	(338)	3,022	38,665
As at December 31, 2019	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	21,608	3,383	(139)	4,987	29,839
Non-current (excluding intercompany)	115,611	315	(2,456)	244	113,714
Expenditure on property, plant and equipment (Note 12)	21,465	47	(1,165)	248	20,595
Intercompany balances	-	8,869	(52,783)	43,914	-

Geographic segment liabilities
Current (excluding intercompany)	(9,478)	-	140	(736)	(10,074)
Non-current (excluding intercompany)	(6,784)	(1,563)	-	(415)	(8,762)
Intercompany balances	(2,441)	(32,558)	52,783	(17,784)	-

Major customer

Revenues from Fidelity amounted to
$46,515
(
2019:
$32,440
) for the
6 months ended
June 30, 2020.